Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment based on:		Net Income (Loss) (in thousands)
Year					TSR (4)	Peer Group TSR (5)

2023	$7,965,955	$6,147,081	$3,116,346	$2,116,864	$61.73	$115.42	$(126,087)
2022	$7,705,953	$(770,559)	$2,443,329	$38,234	$75.72	$111.27	$(55,181)
2021	$5,370,295	$317,342	$2,126,860	$668,412	$116.66	$124.89	$82,631
2020	$4,480,925	$6,725,617	$1,263,427	$1,881,821	$126.87	$125.69	$(69,333)

Named Executive Officers, Footnote	For each year our PEO was Bassil Dahiyat.For 2023, our non-PEO NEOs were John Desjarlais, John Kuch, Celia Eckert, Allen Yang, and Nancy Valente. For 2022, 2021 and 2020 our non-PEO NEOs were John Desjarlais, John Kuch, Celia Eckert and Allen Yang.
Peer Group Issuers, Footnote	Peer Group TSR is Nasdaq Biotechnology Index ("NBI") TSR.
PEO Total Compensation Amount	$ 7,965,955	$ 7,705,953	$ 5,370,295	$ 4,480,925
PEO Actually Paid Compensation Amount	$ 6,147,081	(770,559)	317,342	6,725,617
Adjustment To PEO Compensation, Footnote	The following is a summary of the adjustments made to PEO compensation as reported in the SCT to determine PEO CAP. Certain numbers in this table may not foot due to rounding.

Adjustment to Determine Compensation Actually Paid to PEO
2023

Total compensation from SCT	$7,965,955
Deduction for amounts reported under stock awards in SCT	(1,650,735)
Deduction for amounts reported under option awards in SCT	(5,249,673)
Increase in fair value of awards granted during year that remain outstanding and unvested at year-end	6,364,696
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior year that were outstanding and unvested at year-end	(5,441,290)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior year that vested during the year	4,158,128
Compensation actually paid	$6,147,081

Non-PEO NEO Average Total Compensation Amount	$ 3,116,346	2,443,329	2,126,860	1,263,427
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,116,864	38,234	668,412	1,881,821
Adjustment to Non-PEO NEO Compensation Footnote
The following is a summary of the adjustments made to average non-PEO NEO compensation as reported in the SCT to determine average non-PEO NEO CAP. Certain numbers in the following table may not foot due to rounding.

Adjustment to Determine Average Compensation Actually Paid to Non-PEO NEOs
2023

Average total compensation reported in SCT	$3,116,346
Deduction for amounts reported under stock awards in SCT	(590,191)
Deduction for amounts reported under option awards in SCT	(1,903,046)
Increase in fair value of awards granted during the year that remain outstanding and unvested at year-end	2,330,632
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior year that were outstanding and unvested at year-end	(1,904,976)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior year that vested during the year	1,068,099
Compensation actually paid	$2,116,864

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid ("CAP") to our PEO, the average CAP to our non-PEO NEOs, and the Company's and the Company's peers' Total Shareholder Return ("TSR") over the four most recently completed fiscal years.

Total Shareholder Return Amount	$ 61.73	75.72	116.66	126.87
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ (126,087,000)	$ (55,181,000)	$ 82,631,000	$ (69,333,000)
PEO Name	Bassil Dahiyat
Additional 402(v) Disclosure	Total Shareholder Return ("TSR").
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,364,696
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,441,290)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,158,128
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,650,735)
PEO | Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,249,673)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,330,632
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,904,976)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,068,099
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(590,191)
Non-PEO NEO | Option Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,903,046)